Deferred tax assets and liabilities - Significant temporary differences (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Temporary differences
Deferred tax liabilities before offsetting	€ 8,581	€ 9,583
Deferred tax assets	(7,166)	(9,023)
Deferred tax assets, gross
Temporary differences
Deferred tax assets	(16,231)	(15,767)
Accumulated impairment
Temporary differences
Deferred tax assets	9,065	6,744
Accelerated tax depreciation
Temporary differences
Deferred tax liabilities before offsetting	6,171	6,796
Leasing
Temporary differences
Deferred tax liabilities before offsetting	1,089	1,375
Leasing | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(1,113)	(1,385)
Difference between the fair value and the carrying amount of assets acquired
Temporary differences
Deferred tax liabilities before offsetting	415	617
Site restoration and abandonment (tangible assets)
Temporary differences
Deferred tax liabilities before offsetting	199	126
Application of the weighted average cost method in evaluation of inventories
Temporary differences
Deferred tax liabilities before offsetting	56	97
Other temporary differences
Temporary differences
Deferred tax liabilities before offsetting	651	572
Other temporary differences | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(593)	(740)
Unused tax losses | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(6,983)	(6,065)
Site restoration and abandonment (provisions for contingencies) | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(2,211)	(2,242)
Timing differences on depreciation and amortization | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(2,206)	(2,022)
Accruals for impairment losses and provisions for contingencies | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(1,371)	(1,513)
Impairment losses | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(1,213)	(946)
Employee benefits | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(213)	(209)
Over/Under lifting | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(211)	(525)
Unrealized intercompany profits | Deferred tax assets, gross
Temporary differences
Deferred tax assets	€ (117)	€ (120)